Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Value of Financial Instruments

The following table sets out the approximate fair values of financial instruments as at the consolidated statements of financial position date with relevant comparatives:

		2018		2017
	Carrying		Carrying
	value	Fair value	value	Fair value
	$	$	$	$
Cash and cash equivalents	14,895	14,895	14,909	14,909
Amounts receivable	780	780	110	110
Accounts payable and accrued liabilities	7,557	7,557	2,741	2,741
Amounts due to directors	49	49	21	21
Long-term debt	8,150	8,150	6,537	6,537

Schedule of Contractual Maturities for Long-Term Debt Repayable

The following table outlines the contractual maturities for long-term debt repayable based on a percentage of revenues for the Corporation’s financial liabilities. The long-term debt is comprised of the contributions received described in note 11, less amounts that have been repaid as at December 31, 2018:

	Total	Year 1	Years 2 to 3	Years 4 to 5	After 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	7,575	7,575	–	–	–
Amounts due to directors	49	49	–	–	–
Short term and low value leases	66	18	27	21
Long-term leases	2,398	275	533	518	1,072
Long-term debt	15,612	264	5,324	142	9,882
	25,700	8,181	5,884	681	10,954